Vessels, net book value, textual (Details) $ in Thousands		4 Months Ended	11 Months Ended	12 Months Ended
	Jan. 04, 2017 USD ($)	Apr. 30, 2017 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	May 31, 2017
Property, Plant and Equipment [Line Items]
Vessel acquisition cost				$ 2,573	$ 67,787
Insurance maximum amount				1,000,000
Impairment charges				0	442,274	$ 0
Insurance Recoveries				0	10,879	0
Loss from sale of vessels				1,448	0	0
Vessel disposal				15,583	2,515
Proceeds from Sale of Property, Plant, and Equipment				14,578	2,032	$ 0
Newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	$ 95,400
Astarte Electra and Phaidra [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost		$ 67,250
Number Of Vessels Delivered								3
Melite [Member]
Property, Plant and Equipment [Line Items]
Insurance maximum amount					14,000
Property, plant and equipment, salvage value							$ 2,515
Impairment charges					19,807
Insurance Recoveries					11,528
Triton [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 7,350
Alcyon [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			7,450
Triton and Alcyon [Member]
Property, Plant and Equipment [Line Items]
Loss from sale of vessels				$ (1,448)
Vessel disposal			$ 15,583
Number Of Vessels To Be Disposed			2
Vessel Delivery Date				Dec. 31, 2018
Impaired Vessels [Member]
Property, Plant and Equipment [Line Items]
Impairment charges					422,466
Deferred Charges Net [Member]
Property, Plant and Equipment [Line Items]
Impairment charges					$ 3,362